Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Schedule of Trade Payables

Trade payables consist of the following:

	At December 31,
In thousands of USD	2025	2024
Electricity payables	50,155	12,457
Production and supply chain payables	34,027	3,666
Construction and infrastructure-related payables	23,342	14,015
Logistics and import duties payables	12,165	824
Others	129	509
Total	119,818	31,471